Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Total investments, at fair value	$ 287,983,700	$ 241,694,040
Fully benefit-responsive investment contract, at contract value	16,794,699	18,412,141
Total investments	304,778,399	260,106,181
Receivables:
Notes receivable from participants	0	814
Total receivables	0	814
Total Assets	304,778,399	260,106,995
Pooled Separate Accounts
Investments, at fair value
Total investments, at fair value	181,326,421	0
Mutual funds
Investments, at fair value
Total investments, at fair value	91,464,710	225,127,103
Total WSFS Common Stock Fund
Investments, at fair value
Total investments, at fair value	$ 15,192,569	$ 16,566,937